SUBSEQUENT EVENTS (Details) - Subsequent Event € / shares in Units, € in Millions, $ in Millions	May 05, 2021 EUR (€) € / shares	May 05, 2021 USD ($)
Subsequent Event [Line Items]
Dividends paid (in dollars per share)	€ 0.11
Dividends paid	€ 149	$ 178
Percentage of number of shares authorized to be repurchased	10.00%	10.00%